Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	December 31,
	2023	2022
	£’000	£’000
Cash and cash equivalents	257,568	403,717
Restricted cash	1,895	860
	259,463	404,577
Restricted cash relates to amounts on deposit which have been granted to the Group to reimburse certain costs incurred in relation to the Group's grants with the Open Philanthropy Project LLC and the Gates Foundation.